UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sandelman Partners, LP
Address: 500 Park Avenue, 3rd Floor
         New York, NY  10022

13F File Number:  028-11765

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Strashinsky
Title:     Chief Compliance Officer
Phone:     212-299-7645

Signature, Place, and Date of Signing:

       /s/  Michael Strashinsky     New York, NY     February 12, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $240,242 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARVINMERITOR INC               NOTE 4.625% 3/0  043353AF8    17312 55754000 PRN      SOLE                 55754000        0        0
BEAZER HOMES USA INC           NOTE 4.625% 6/1  07556QAL9    14177 31500000 PRN      SOLE                 31500000        0        0
CARRIZO OIL & CO INC           NOTE 4.375% 6/0  144577AA1     4442  9975000 PRN      SOLE                  9975000        0        0
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1  169483AC8    10375 21500000 PRN      SOLE                 21500000        0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104      304    15000 SH       SOLE                    15000        0        0
COEUR D ALENE MINES CORP IDA   NOTE 3.250% 3/1  192108AR9    15832 52500000 PRN      SOLE                 52500000        0        0
COMCAST HOLDINGS CORP          ZONES CV2% PCS   200300507    25225   736500 SH       SOLE                   736500        0        0
DANA HOLDING CORP              COM              235825205       31    41637 SH       SOLE                    41637        0        0
DELTA PETE CORP                NOTE 3.750% 5/0  247907AD0     3938  8700000 PRN      SOLE                  8700000        0        0
DEXCOM INC                     NOTE 4.750% 3/1  252131AD9     1055  2000000 PRN      SOLE                  2000000        0        0
FERRO CORP                     NOTE 6.500% 8/1  315405AL4    13778 27000000 PRN      SOLE                 27000000        0        0
GLG PARTNERS INC               *W EXP 12/28/201 37929X115       41   803705 SH       SOLE                   803705        0        0
HARMONY GOLD MNG LTD           SPONSORED ADR    413216300      615  2262000 SH  PUT  SOLE                  2262000        0        0
HAYES LEMMERZ INTL INC         COM NEW          420781304     1899  4220398 SH       SOLE                  4220398        0        0
JDS UNIPHASE CORP              NOTE 1.000% 5/1  46612JAD3    28305 51000000 PRN      SOLE                 51000000        0        0
KRAFT FOODS INC                CL A             50075N104    28885  1075783 SH       SOLE                  1075783        0        0
MERRILL LYNCH & CO INC         NOTE 3/1         590188W46     8110  7500000 PRN      SOLE                  7500000        0        0
SANDISK CORP                   NOTE 1.000% 5/1  80004CAC5    16800 40000000 PRN      SOLE                 40000000        0        0
US BANCORP DEL                 DBCV 12/1        902973AM8    14960 16000000 PRN      SOLE                 16000000        0        0
VIROPHARMA INC                 NOTE 2.000% 3/1  928241AH1    19702 25393000 PRN      SOLE                 25393000        0        0
YINGLI GREEN ENERGY HLDG CO    NOTE 12/1        98584BAA1    14456 27535000 PRN      SOLE                 27535000        0        0